Share Capital (Details) - Schedule of Options Granted - Black-Scholes option [Member]	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Capital (Details) - Schedule of Options Granted [Line Items]
Risk free interest rate	3.31%	2.33%
Expected volatility	79.79%	76.40%
Expected life of options in years	2 years 9 months	2 years 9 months
Estimated forfeiture rate	14.40%	14.10%